Total Equity - Shares (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Aug. 14, 2023	Dec. 31, 2020
Issued Capital
Calculated nominal value (in Euro)	€ 1
Issued Shares
Share repurchase program total volume	€ 949		€ 1,250
Maximum authorized increase in issued capital against contributions in cash (Authorized Capital I)	250
Maximum authorized increase in issued capital against contributions in cash and in-kind (Authorized Capital II)	250
Contingent capital available for issuance	€ 100	€ 100
Contingent shares available for issuance	100.0
Move SAP Plan
Issued Shares
Reissued treasury shares to service share-based payment awards	7.7
Issued Capital
Issued Shares
Balance at beginning of period	1,228.5	1,228.5
Purchase of treasury shares	0.0	0.0
Reissuance of treasury shares under share-based payments	0.0	0.0
Balance at end of period	1,228.5	1,228.5
Number of shares issued and fully paid	1,228.5	1,228.5		1,228.5
Treasury Shares
Issued Shares
Balance at beginning of period	(61.4)	(48.9)
Purchase of treasury shares	(7.6)	(15.7)
Reissuance of treasury shares under share-based payments	7.7	3.3
Balance at end of period	(61.3)	(61.4)
Number of shares outstanding	(61.3)	(61.4)		(48.9)